Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Summary of maturity analysis of the Company's operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities

	As of December 31, 2024
	RMB	US$

2025	2,253,211	308,689
2026	1,583,712	216,968
2027	939,852	128,759
2028	531,731	72,847
2029 and after	290,880	39,850
Total undiscounted cash flows	5,599,386	767,113
Less: imputed interest	(301,843)	(41,352)
Present value of lease liabilities	5,297,543	725,761

Summary of supplemental information related to leases

	For the years ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$

Cash payments for operating leases	534,784	1,075,598	2,041,347	279,663
ROU assets obtained in exchange for new operating lease liabilities	1,068,063	3,918,460	2,968,352	406,663